[LOGO] Merrill Lynch   Investment Managers

Semi-Annual Report
May 31, 2001

Merrill Lynch
Utilities and
Telecommunications
Fund, Inc.

www.mlim.ml.com

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.

A pie graph depicting Sector Diversification As a Percentage of Equities as of May 31, 2001.

Utilities-Electric                             71.2%
Utilities-Gas                                  14.3%
Telecommunications                             13.4%
Utilities-Water                                 1.1%

A pie graph depicting Geographical Diversification As a Percentage of Equities as of May 31, 2001.

United States                                  96.3%
Spain                                           1.9%
United Kingdom                                  0.9%
Mexico                                          0.9%

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

DEAR SHAREHOLDER

For the six-month period ended May 31, 2001, Merrill Lynch Utilities and Telecommunications Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +5.69%, +5.29%, +5.31% and +5.66%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.) This compares to a total return of +1.38% for the Lipper Utility Fund for the same six-month period.

Both sector and asset allocation contributed to the Fund's strong relative performance for the period. In terms of the Fund's diversification across its four principal investment sectors (telecommunications, electric, natural gas and water), we placed emphasis on the domestic electric group. As of May 31, 2001, this sector accounted for 52.7% of the Fund's net assets. Asset allocation also played a critical role for performance in the six-month period. We have invested more than 20% of the Fund's net assets in utility bonds, which offered higher yields than the underlying stocks and diversification across the four investment sectors.

Investments in the right sector contributed to outperformance for the Fund relative to its peer group of funds. Maintaining a significant underweighting in the telecommunications sector, in particular, proved to be correct. Historically, we have maintained an overweighted position in the global telecommunications sector. This position changed toward the middle of calendar year 2000. At November 30, 2000, the percentage of net assets invested in the global telecommunications sector in equities was about 10%. The need for significant capital to pay for new licenses and network buildout by several of the European telecommunications companies resulted in an unfavorable forward outlook. In fact, some of the companies saw their credit ratings deteriorate while equity prices for the most part remained under pressure. The emerging telecommunications carriers were significantly affected by tight capital markets and investor nervousness about the viability of business plans and the success of new technologies. In fact, in 2001, we saw some of these carriers declare Chapter 11 bankruptcy. The domestic long distance sector is undergoing significant restructuring with companies such as AT&T Corp. and WorldCom Inc. announcing that they will be splitting up lines of business into separate tracking stocks in order to enhance shareholder value.

As the outlook for the telecommunications sector began to deteriorate, fundamentals and investment opportunities in the domestic electric sector became available. Some companies spun off their generating assets into new companies that are publicly traded and offer faster growth in an environment of less regulation. Other companies remained integrated by generating power and then selling it to the end-customer through their transmission and distribution systems. The companies in the latter case focused more on providing detailed information to help investors unlock the values and contributions of these individual businesses. Thus, in addition to several companies in the sector becoming much more shareholder focused, they also were able to grow earnings at faster rates than in the past. We continue to closely monitor the electric, telecommunications, natural gas and water sectors for attractively valued investments that we believe offer opportunities to enhance shareholders' returns.

In Conclusion

We appreciate your investment in Merrill Lynch Telecommunications and Utilities Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

June 29, 2001

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Walter D. Rogers, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     2 & 3

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                             % Return Without    % Return With
                                                Sales Charge      Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 3/31/01                            - 5.36%           - 9.14%
------------------------------------------------------------------------------
Five Years Ended 3/31/01                          +14.71            +13.78
------------------------------------------------------------------------------
Ten Years Ended 3/31/01                           +12.99            +12.53
------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                  Without CDSC       With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 3/31/01                              - 6.10%          - 8.18%
------------------------------------------------------------------------------
Five Years Ended 3/31/01                            +13.83           +13.83
------------------------------------------------------------------------------
Ten Years Ended 3/31/01                             +12.12           +12.12
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                                  % Return           % Return
                                                 Without CDSC        With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 3/31/01                             - 6.16%            - 6.67%
------------------------------------------------------------------------------
Five Years Ended 3/31/01                           +13.76             +13.76
------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/01               +13.37             +13.37
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                              % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 3/31/01                              - 5.65%         - 9.42%
------------------------------------------------------------------------------
Five Years Ended 3/31/01                            +14.42          +13.49
------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/01                +14.02          +13.30
------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                                                              Ten Years/
                                                                 6 Month       12 Month    Since Inception
As of May 31, 2001                                             Total Return  Total Return    Total Return
=========================================================================================================
ML Utilities and Telecommunications Fund, Inc. Class A Shares      +5.69%        +4.77%        +246.41%
---------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class B Shares      +5.29         +3.95         +220.82
---------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class C Shares      +5.31         +3.89         +130.90
---------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class D Shares      +5.66         +4.52         +139.79
=========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception dates are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

PORTFOLIO INFORMATION

Worldwide Investments as of May 31, 2001

Ten Largest Holdings                                                 Percent of
(Equity Investments)                                                 Net Assets

El Paso Corporation ................................................     4.7%
Duke Energy Corporation ............................................     4.1
Allegheny Energy, Inc. .............................................     3.8
Reliant Resources, Inc. ............................................     3.6
FPL Group, Inc. ....................................................     2.6
BellSouth Corporation ..............................................     2.6
Constellation Energy Group .........................................     2.6
PPL Corporation ....................................................     2.4
KeySpan Corporation ................................................     2.4
Public Service Enterprise Group Incorporated .......................     2.4


                                     4 & 5

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Shares                                                                        Percent of
COUNTRY          Industries                  Held                 Common Stocks                                   Value   Net Assets
====================================================================================================================================
Mexico           Telecommunications         35,000   America Movil, SA de CV (Series L) (ADR) (a)            $    713,650       0.3%
                                            35,000   Telefonos de Mexico SA (ADR) (a)                           1,207,150       0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Mexico                                1,920,800       0.7
====================================================================================================================================
Spain            Utilities--Electric       323,500   Iberdrola SA                                               4,195,239       1.5
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Spain                                 4,195,239       1.5
====================================================================================================================================
United Kingdom   Telecommunications         79,000   Vodafone Group PLC (ADR) (a)                               2,045,310       0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United Kingdom                    2,045,310       0.7
====================================================================================================================================
United States    Telecommunications         51,000   ALLTEL Corporation                                         2,957,490       1.0
                                            60,000   AT&T Corp.                                                 1,270,200       0.4
                                           183,600   BellSouth Corporation                                      7,569,828       2.6
                                            60,000   Qwest Communications International Inc.                    2,204,400       0.8
                                           133,000   SBC Communications Inc.                                    5,725,650       2.0
                                            55,000   Verizon Communications                                     3,016,750       1.0
                                           162,000  +WorldCom Inc.                                              2,890,080       1.0
                                                                                                             ------------     ------
                                                                                                               25,634,398       8.8
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric        94,000  +The AES Corporation                                        4,267,600       1.5
                                           205,000   Allegheny Energy, Inc.                                    10,906,000       3.8
                                            28,600   Ameren Corporation                                         1,275,560       0.4
                                            88,500   American Electric Power Company, Inc.                      4,442,700       1.5
                                           101,600  +Aquila, Inc.                                               3,017,520       1.0
                                           122,000  +Calpine Corporation                                        6,014,600       2.1
                                             6,500  +Capstone Turbine Corporation                                 213,590       0.1
                                           188,962   Cinergy Corp.                                              6,679,807       2.3
                                            96,000   Cleco Corporation                                          2,232,000       0.8
                                           159,800   Constellation Energy Group                                 7,558,540       2.6
                                           153,000   DPL Inc.                                                   4,406,400       1.5
                                           150,300   DTE Energy Company                                         6,721,416       2.3
                                            91,037   Dominion Resources, Inc.                                   6,035,753       2.1
                                           258,000   Duke Energy Corporation                                   11,795,760       4.1
                                           212,000   Energy East Corporation                                    4,320,560       1.5
                                            43,000   Exelon Corporation                                         2,916,260       1.0
                                           131,000   FPL Group, Inc.                                            7,630,750       2.6
                                           152,000  +Mirant Corporation                                         5,973,600       2.1
                                           156,000   The Montana Power Company                                  1,996,800       0.7
                                           190,000  +NRG Energy, Inc.                                           5,572,700       1.9
                                            87,200   NSTAR                                                      3,685,944       1.3
                                           118,000   PPL Corporation                                            7,045,780       2.4
                                           105,500   Pinnacle West Capital Corporation                          5,269,725       1.8
                                            28,000  +Progress Energy, Inc.                                         12,600       0.0
                                           132,400   Public Service Enterprise Group Incorporated               6,806,684       2.4
                                           307,100  +Reliant Resources, Inc.                                   10,564,240       3.6
                                           138,000   SCANA Corporation                                          3,960,600       1.4
                                           116,000   TXU Corp.                                                  5,723,440       2.0
                                           179,500   Xcel Energy, Inc.                                          5,438,850       1.9
                                                                                                             ------------     ------
                                                                                                              152,485,779      52.7
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas            222,000   El Paso Corporation                                       13,519,800       4.7
                                           174,000   KeySpan Corporation                                        6,946,080       2.4
                                           105,000   National Fuel Gas Company                                  6,001,800       2.1
                                            77,000   New Jersey Resources Corporation                           3,437,280       1.2
                                            69,000   Vectren Corporation                                        1,524,210       0.5
                                                                                                             ------------     ------
                                                                                                               31,429,170      10.9
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Water          107,750   Philadelphia Suburban Corporation                          2,458,855       0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United States                   212,008,202      73.2
====================================================================================================================================
                                                     Total Investments in Common Stocks (Cost--$174,139,330)  220,169,551      76.1
====================================================================================================================================
                                           Face
                                          Amount                  Fixed-Income Securities
====================================================================================================================================
United Kingdom   Utilities--Electric    $2,000,000   TXU Eastern Funding Company, 6.45% due 5/15/2005           1,983,700       0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United Kingdom                    1,983,700       0.7
====================================================================================================================================
United States    Telecommunications      2,000,000   GTE Corp., 6.36% due 4/15/2006                             2,014,140       0.7
                                         2,000,000   MCI WorldCom Inc., 7.75% due 4/01/2007                     2,030,620       0.7
                                         2,000,000   NiSource Finance Corporation, 7.875% due 11/15/2010        2,115,278       0.7
                                         1,000,000   Southwestern Bell Corp., 7% due 7/01/2015                  1,022,960       0.4
                                         2,000,000   US West Capital Funding Inc., 6.375% due 7/15/2008         1,931,980       0.7
                                         1,000,000   United Telephone of Florida, Series FF, 6.875% due
                                                     7/15/2013                                                    924,400       0.3
                                                                                                             ------------     ------
                                                                                                               10,039,378       3.5
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric     1,000,000   Alabama Power Co., Series G, 5.375% due 10/01/2008           907,810       0.3
                                         8,000,000   Carolina Power & Light Energy Inc., 5.95% due 3/01/2009    7,524,480       2.6
                                         8,000,000   Consolidated Edison, Inc., 7.50% due 9/01/2010             8,126,960       2.8
                                         8,000,000   DPL Inc., 8.25% due 3/01/2007                              8,160,960       2.8
                                         8,000,000   Niagara Mohawk Power Corp., 7.75% due 10/01/2008           8,162,080       2.8
                                         1,000,000   Public Service Company of Colorado, Series 1, 6.375%
                                                     due 11/01/2005                                             1,006,390       0.3
                                         2,000,000   Public Service Electric & Gas, 6.375% due 5/01/2008        1,910,820       0.7
                                         8,000,000   WPS Resources Corporation, 7% due 11/01/2009               7,997,280       2.8
                                                                                                             ------------     ------
                                                                                                               43,796,780      15.1
                 -------------------------------------------------------------------------------------------------------------------


                                      6 & 7

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                           Face                                                                           Percent of
COUNTRY          Industries               Amount                  Fixed-Income Securities                         Value   Net Assets
====================================================================================================================================
United States    Utilities--Gas         $1,500,000   ENSERCH Corporation, 6.375% due 2/01/2004               $  1,513,140       0.5%
(concluded)                              1,000,000   El Paso Natural Gas, 7.75% due 1/15/2002                   1,014,050       0.3
                                         2,150,000   Williams Companies Inc., 6.625% due 11/15/2004             2,175,348       0.8
                                                                                                             ------------     ------
                                                                                                                4,702,538       1.6
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United States                    58,538,696      20.2
====================================================================================================================================
                                                     Total Fixed-Income Securities (Cost--$62,081,304)         60,522,396      20.9
====================================================================================================================================
SHORT-TERM
SECURITIES                                                          Short-Term Securities
====================================================================================================================================
                 Commercial Paper*       8,392,000   General Motors Acceptance Corp., 4.19% due 6/01/2001       8,392,000       2.9
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Short-Term Securities
                                                     (Cost--$8,392,000)                                         8,392,000       2.9
====================================================================================================================================
                 Total Investments (Cost--$244,612,634)                                                       289,083,947      99.9
                 Other Assets Less Liabilities                                                                    409,762       0.1
                                                                                                             ------------     ------
                 Net Assets                                                                                  $289,493,709     100.0%
                                                                                                             ============     ======
====================================================================================================================================

(a)   American Depositary Receipts (ADR).
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
  +   Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of May 31, 2001
===================================================================================================================================
Assets:       Investments, at value (identified cost--$244,612,634) ....................................               $289,083,947
              Cash .....................................................................................                        147
              Foreign cash .............................................................................                      2,293
              Receivables:
                 Interest ..............................................................................  $  836,058
                 Dividends .............................................................................     508,666
                 Capital shares sold ...................................................................     462,114      1,806,838
                                                                                                          ----------
              Prepaid registration fees and other assets ...............................................                     57,448
                                                                                                                       ------------
              Total assets .............................................................................                290,950,673
                                                                                                                       ------------
===================================================================================================================================
Liabilities:  Payables:
                 Capital shares redeemed ...............................................................   1,021,733
                 Distributor ...........................................................................     149,133
                 Investment adviser ....................................................................     129,597      1,300,463
                                                                                                          ----------
              Accrued expenses and other liabilities ...................................................                    156,501
                                                                                                                       ------------
              Total liabilities ........................................................................                  1,456,964
                                                                                                                       ------------
===================================================================================================================================
Net Assets:   Net assets ...............................................................................               $289,493,709
                                                                                                                       ============
===================================================================================================================================
Net Assets    Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............               $    276,454
Consist of:   Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............                  1,776,583
              Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............                    106,383
              Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............                    346,179
              Paid-in capital in excess of par .........................................................                234,168,247
              Undistributed investment income--net .....................................................                  1,057,078
              Undistributed realized capital gains on investments and foreign currency transactions--net                  7,294,441
              Unrealized appreciation on investments and foreign currency transactions--net ............                 44,468,344
                                                                                                                       ------------
              Net assets ...............................................................................               $289,493,709
                                                                                                                       ============
===================================================================================================================================
Net Asset     Class A--Based on net assets of $32,074,259 and 2,764,543 shares outstanding .............               $      11.60
Value:                                                                                                                 ============
              Class B--Based on net assets of $205,029,079 and 17,765,826 shares outstanding ...........               $      11.54
                                                                                                                       ============
              Class C--Based on net assets of $12,203,710 and 1,063,834 shares outstanding .............               $      11.47
                                                                                                                       ============
              Class D--Based on net assets of $40,186,661 and 3,461,794 shares outstanding .............               $      11.61
                                                                                                                       ============
===================================================================================================================================

              See Notes to Financial Statements.


                                     8 & 9

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

STATEMENT OF OPERATIONS

                    For the Six Months Ended May 31, 2001
======================================================================================================
Investment Income:  Dividends (net of $10,331 foreign withholding tax) .                  $  3,143,336
                    Interest and discount earned .......................                     2,919,594
                                                                                          ------------
                    Total income .......................................                     6,062,930
                                                                                          ------------
======================================================================================================
Expenses:           Investment advisory fees ...........................   $    882,812
                    Account maintenance and distribution fees--Class B..        824,167
                    Transfer agent fees--Class B .......................        121,371
                    Accounting services ................................         49,770
                    Account maintenance and distribution fees--Class C..         43,710
                    Professional fees ..................................         40,535
                    Account maintenance fees--Class D ..................         40,097
                    Registration fees ..................................         36,630
                    Printing and shareholder reports ...................         33,815
                    Directors' fees and expenses .......................         23,353
                    Transfer agent fees--Class D .......................         14,591
                    Transfer agent fees--Class A .......................         14,294
                    Custodian fees .....................................          8,444
                    Transfer agent fees--Class C .......................          6,508
                    Pricing fees .......................................          1,636
                    Other ..............................................         10,203
                                                                           ------------
                    Total expenses before reimbursement ................      2,151,936
                    Reimbursement of expenses ..........................        (27,690)
                                                                           ------------
                    Total expenses after reimbursement .................                     2,124,246
                                                                                          ------------
                    Investment income--net .............................                     3,938,684
                                                                                          ------------
======================================================================================================
Realized &          Realized gain on:
Unrealized Gain           Investments--net .............................     28,462,017
(Loss) on                 Foreign currency transactions--net ...........          1,998     28,464,015
Investments &                                                              ------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:        Investments--net .............................    (16,775,829)
                          Foreign currency transactions--net ...........          1,202    (16,774,627)
                                                                           ------------   ------------
                    Net Increase in Net Assets Resulting from Operations                  $ 15,628,072
                                                                                          ============
======================================================================================================

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six       For the
                                                                                                     Months Ended     Year Ended
                   Increase (Decrease) in Net Assets:                                                May 31, 2001    Nov. 30, 2000
==================================================================================================================================
Operations:        Investment income--net .......................................................   $   3,938,684    $   6,848,838
                   Realized gain on investments and foreign currency transactions--net ..........      28,464,015      122,394,092
                   Change in unrealized appreciation/depreciation on investments and
                   foreign currency transactions--net ...........................................     (16,774,627)    (110,611,999)
                                                                                                    -------------    -------------
                   Net increase in net assets resulting from operations .........................      15,628,072       18,630,931
                                                                                                    -------------    -------------
==================================================================================================================================
Dividends &        Investment income--net:
Distributions to      Class A ...................................................................        (497,319)        (934,676)
Shareholders:         Class B ...................................................................      (2,588,690)      (4,881,487)
                      Class C ...................................................................        (126,028)        (176,035)
                      Class D ...................................................................        (459,103)        (372,511)
                   Realized gain on investments--net:
                      Class A ...................................................................      (1,836,468)     (14,641,297)
                      Class B ...................................................................     (13,797,176)    (110,836,295)
                      Class C ...................................................................        (651,379)      (3,670,539)
                      Class D ...................................................................      (1,060,900)      (6,065,319)
                   In excess of realized gain on investments--net:
                      Class A ...................................................................              --         (412,340)
                      Class B ...................................................................              --       (3,121,458)
                      Class C ...................................................................              --         (103,373)
                      Class D ...................................................................              --         (170,816)
                                                                                                    -------------    -------------
                   Net decrease in net assets resulting from dividends and
                   distributions to shareholders.................................................     (21,017,063)    (145,386,146)
                                                                                                    -------------    -------------
==================================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital share
Transactions:      transactions .................................................................     (13,892,929)      74,181,671
                                                                                                    -------------    -------------
==================================================================================================================================
Net Assets:        Total decrease in net assets .................................................     (19,281,920)     (52,573,544)
                   Beginning of period ..........................................................     308,775,629      361,349,173
                                                                                                    -------------    -------------
                   End of period* ...............................................................   $ 289,493,709    $ 308,775,629
                                                                                                    =============    =============
==================================================================================================================================
                  *Undistributed investment income--net .........................................   $   1,057,078    $     789,534
                                                                                                    =============    =============
==================================================================================================================================

                   See Notes to Financial Statements.


                                    10 & 11

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

FINANCIAL HIGHLIGHTS

                                                                                                      Class A
                                                                               --------------------------------------------------
                                                                                For the
                    The following per share data and ratios have been derived  Six Months
                    from information provided in the financial statements.       Ended         For the Year Ended November 30,
                                                                                 May 31,     ------------------------------------
                    Increase (Decrease) in Net Asset Value:                       2001        2000      1999      1998      1997
=================================================================================================================================
Per Share           Net asset value, beginning of period .....................  $ 11.81     $ 19.16   $ 19.49   $ 16.97   $ 15.09
Operating                                                                       -------     -------   -------   -------   -------
Performance:        Investment income--net+ ..................................      .19         .44       .34       .41       .47
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .......................      .45         .68      1.14      3.77      2.35
                                                                                -------     -------   -------   -------   -------
                    Total from investment operations .........................      .64        1.12      1.48      4.18      2.82
                                                                                -------     -------   -------   -------   -------
                    Less dividends and distributions:
                      Investment income--net .................................     (.18)       (.45)     (.34)     (.42)     (.49)
                      Realized gain on investments--net ......................     (.67)      (7.80)    (1.47)    (1.24)     (.45)
                      In excess of realized gain on investments--net .........       --        (.22)       --        --        --
                                                                                -------     -------   -------   -------   -------
                    Total dividends and distributions ........................     (.85)      (8.47)    (1.81)    (1.66)     (.94)
                                                                                -------     -------   -------   -------   -------
                    Net asset value, end of period ...........................  $ 11.60     $ 11.81   $ 19.16   $ 19.49   $ 16.97
                                                                                =======     =======   =======   =======   =======
=================================================================================================================================
Total Investment    Based on net asset value per share .......................    5.69%++     5.07%     8.17%    26.47%    19.65%
Return:**                                                                       =======     =======   =======   =======   =======
=================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ...........................     .81%*       .83%      .82%      .82%      .82%
Net Assets:                                                                     =======     =======   =======   =======   =======
                    Expenses .................................................     .83%*       .83%      .82%      .82%      .82%
                                                                                =======     =======   =======   =======   =======
                    Investment income--net ...................................    3.32%*      2.59%     1.82%     2.26%     2.98%
                                                                                =======     =======   =======   =======   =======
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................  $32,074     $32,698   $38,309   $41,977   $38,825
Data:                                                                           =======     =======   =======   =======   =======
                    Portfolio turnover .......................................   39.88%      51.79%     7.43%     6.56%     6.23%
                                                                                =======     =======   =======   =======   =======
=================================================================================================================================

                                                                                                      Class B
                                                                               ---------------------------------------------------
                                                                                For the
                    The following per share data and ratios have been derived  Six Months
                    from information provided in the financial statements.       Ended         For the Year Ended November 30,
                                                                                 May 31,     -------------------------------------
                    Increase (Decrease) in Net Asset Value:                       2001        2000      1999      1998      1997
==================================================================================================================================
Per Share           Net asset value, beginning of period .....................  $  11.75    $  19.10  $  19.42  $  16.93  $  15.05
Operating                                                                       --------    --------  --------  --------  --------
Performance:        Investment income--net+ ..................................       .14         .31       .20       .27       .35
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .......................       .46         .67      1.15      3.74      2.35
                                                                                --------    --------  --------  --------  --------
                    Total from investment operations .........................       .60         .98      1.35      4.01      2.70
                                                                                --------    --------  --------  --------  --------
                    Less dividends and distributions:
                      Investment income--net .................................      (.14)       (.31)     (.20)     (.28)     (.37)
                      Realized gain on investments--net ......................      (.67)      (7.80)    (1.47)    (1.24)     (.45)
                      In excess of realized gain on investments--net .........        --        (.22)       --        --        --
                                                                                --------    --------  --------  --------  --------
                    Total dividends and distributions ........................      (.81)      (8.33)    (1.67)    (1.52)     (.82)
                                                                                --------    --------  --------  --------  --------
                    Net asset value, end of period ...........................  $  11.54    $  11.75  $  19.10  $  19.42  $  16.93
                                                                                ========    ========  ========  ========  ========
==================================================================================================================================
Total Investment    Based on net asset value per share .......................     5.29%++     4.25%     7.41%    25.40%    18.77%
Return:**                                                                       ========    ========  ========  ========  ========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ...........................     1.58%*      1.59%     1.59%     1.59%     1.59%
Net Assets:                                                                     ========    ========  ========  ========  ========
                    Expenses .................................................     1.60%*      1.59%     1.59%     1.59%     1.59%
                                                                                ========    ========  ========  ========  ========
                    Investment income--net ...................................     2.55%*      1.83%     1.06%     1.48%     2.22%
                                                                                ========    ========  ========  ========  ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................  $205,029    $246,279  $299,912  $327,589  $301,459
Data:                                                                           ========    ========  ========  ========  ========
                    Portfolio turnover .......................................    39.88%      51.79%     7.43%     6.56%     6.23%
                                                                                ========    ========  ========  ========  ========
==================================================================================================================================

                                                                                                      Class C
                                                                               -------------------------------------------------
                                                                                For the
                    The following per share data and ratios have been derived  Six Months
                    from information provided in the financial statements.       Ended         For the Year Ended November 30,
                                                                                 May 31,     -----------------------------------
                    Increase (Decrease) in Net Asset Value:                       2001        2000     1999      1998      1997
================================================================================================================================
Per Share           Net asset value, beginning of period .....................  $ 11.68     $ 19.04   $19.37    $16.89    $15.03
Operating                                                                       -------     -------   ------    ------    ------
Performance:        Investment income--net+ ..................................      .14         .28      .19       .25       .33
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .......................      .45         .69     1.14      3.73      2.35
                                                                                -------     -------   ------    ------    ------
                    Total from investment operations .........................      .59         .97     1.33      3.98      2.68
                                                                                -------     -------   ------    ------    ------
                    Less dividends and distributions:
                      Investment income--net .................................     (.13)       (.31)    (.19)     (.26)     (.37)
                      Realized gain on investments--net ......................     (.67)      (7.80)   (1.47)    (1.24)     (.45)
                      In excess of realized gain on investments--net .........       --        (.22)      --        --        --
                                                                                -------     -------   ------    ------    ------
                    Total dividends and distributions ........................     (.80)      (8.33)   (1.66)    (1.50)     (.82)
                                                                                -------     -------   ------    ------    ------
                    Net asset value, end of period ...........................  $ 11.47     $ 11.68   $19.04    $19.37    $16.89
                                                                                =======     =======   ======    ======    ======
================================================================================================================================
Total Investment    Based on net asset value per share .......................    5.31%++     4.17%    7.34%    25.34%    18.66%
Return:**                                                                       =======     =======   ======    ======    ======
================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ...........................    1.64%*      1.65%    1.65%     1.64%     1.63%
Net Assets:                                                                     =======     =======   ======    ======    ======
                    Expenses .................................................    1.66%*      1.65%    1.65%     1.64%     1.63%
                                                                                =======     =======   ======    ======    ======
                    Investment income--net ...................................    2.47%*      1.75%    1.02%     1.38%     2.07%
                                                                                =======     =======   ======    ======    ======
================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................  $12,204     $11,416   $8,381    $7,954    $5,486
Data:                                                                           =======     =======   ======    ======    ======
                    Portfolio turnover .......................................   39.88%      51.79%    7.43%     6.56%     6.23%
                                                                                =======     =======   ======    ======    ======
================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Based on average shares outstanding.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.


                                    12 & 13

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                      Class D
                                                                               -------------------------------------------------
                                                                                For the
                    The following per share data and ratios have been derived  Six Months
                    from information provided in the financial statements.       Ended         For the Year Ended November 30,
                                                                                 May 31,     -----------------------------------
                    Increase (Decrease) in Net Asset Value:                       2001        2000      1999      1998     1997
================================================================================================================================
Per Share           Net asset value, beginning of period .....................  $ 11.81     $ 19.17   $ 19.49   $ 16.98   $15.10
Operating                                                                       -------     -------   -------   -------   ------
Performance:        Investment income--net+ ..................................      .18         .39       .30       .36      .43
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .......................      .46         .68      1.15      3.77     2.35
                                                                                -------     -------   -------   -------   ------
                    Total from investment operations .........................      .64        1.07      1.45      4.13     2.78
                                                                                -------     -------   -------   -------   ------
                    Less dividends and distributions:
                      Investment income--net .................................     (.17)       (.41)     (.30)     (.38)    (.45)
                      Realized gain on investments--net ......................     (.67)      (7.80)    (1.47)    (1.24)    (.45)
                      In excess of realized gain on investments--net .........       --        (.22)       --        --       --
                                                                                -------     -------   -------   -------   ------
                    Total dividends and distributions ........................     (.84)      (8.43)    (1.77)    (1.62)    (.90)
                                                                                -------     -------   -------   -------   ------
                    Net asset value, end of period ...........................  $ 11.61     $ 11.81   $ 19.17   $ 19.49   $16.98
                                                                                =======     =======   =======   =======   ======
=================================================================================================================================
Total Investment    Based on net asset value per share .......................    5.66%++     4.72%     7.96%    26.09%   19.35%
Return:**                                                                       =======     =======   =======   =======   ======
=================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ...........................    1.06%*      1.08%     1.07%     1.07%    1.06%
Net Assets:                                                                     =======     =======   =======   =======   ======
                    Expenses .................................................    1.08%*      1.08%     1.07%     1.07%    1.06%
                                                                                =======     =======   =======   =======   ======
                    Investment income--net ...................................    3.02%*      2.34%     1.60%     1.97%    2.70%
                                                                                =======     =======   =======   =======   ======
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................  $40,187     $18,383   $14,747   $11,541   $6,935
Data:                                                                           =======     =======   =======   =======   ======
                    Portfolio turnover .......................................   39.88%      51.79%     7.43%     6.56%    6.23%
                                                                                =======     =======   =======   =======   ======
=================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Based on average shares outstanding.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Utilities and Telecommunications Fund, Inc. (the "Fund") (formerly Merrill Lynch Global Utility Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or


                                    14 & 15

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001 the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective December 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of November 30, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Security loans--The Fund receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended May 31, 2001, MLIM earned fees of $882,812, of which $27,690 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
  Class B .....................................       .25%             .50%
  Class C .....................................       .25%             .55%
  Class D .....................................       .25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                            FAMD          MLPF&S
--------------------------------------------------------------------------------
  Class A ...............................................  $   41        $   458
  Class D ...............................................  $1,424        $16,159
--------------------------------------------------------------------------------

For the six months ended May 31, 2001, MLPF&S received contingent deferred sales charges of $53,434 and $2,342, relating to transactions in Class B Shares and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $148 relating to transferring subject to front-end sales charge waivers in Class A Shares.

For the six months ended May 31, 2001, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned $153 for providing security price quotations to complete the Fund's net asset value.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimbursed MLIM at its cost for such services. For the six months ended May 31, 2001, the Fund reimbursed MLIM an aggregate of $33,902 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2001 were $106,413,171 and $111,708,440, respectively.

Net realized gains (losses) for the six months ended May 31, 2001 and net unrealized gains (losses) as of May 31, 2001 were as follows:

-------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
-------------------------------------------------------------------------------
Long-term investments ....................      $ 28,462,074       $ 44,471,313
Short-term investments ...................               (57)                --
Foreign currency transactions ............             1,998             (2,969)
                                                ------------       ------------
Total ....................................      $ 28,464,015       $ 44,468,344
                                                ============       ============
-------------------------------------------------------------------------------

As of May 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $44,471,313, of which $55,718,731 related to appreciated securities and $11,247,418 related to depreciated securities. The aggregate cost of investments at May 31, 2001 for Federal income tax purposes was $244,612,634.


                                    16 & 17

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(13,892,929) and $74,181,671 for the six months ended May 31, 2001 and for the year ended November 30, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended May 31, 2001                                    Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          259,099      $  2,975,441
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          176,762         2,004,627
                                                 ------------      ------------
Total issued ...............................          435,861         4,980,068
Shares redeemed ............................         (440,470)       (5,034,054)
                                                 ------------      ------------
Net decrease ...............................           (4,609)     $    (53,986)
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended November 30, 2000                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          313,755      $  5,025,043
Shares issued resulting from
reorganization .............................          231,439         2,860,132
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        1,000,637        12,865,797
                                                 ------------      ------------
Total issued ...............................        1,545,831        20,750,972
Shares redeemed ............................         (775,856)      (12,591,336)
                                                 ------------      ------------
Net increase ...............................          769,975      $  8,159,636
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended May 31, 2001                                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          564,467      $  6,456,111
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        1,177,053        13,297,490
                                                 ------------      ------------
Total issued ...............................        1,741,520        19,753,601
Automatic conversion of shares .............       (2,084,871)      (23,442,762)
Shares redeemed ............................       (2,856,509)      (32,649,744)
                                                 ------------      ------------
Net decrease ...............................       (3,199,860)     $(36,338,905)
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 2000                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,095,325      $ 16,981,910
Shares issued resulting from
reorganization .............................        2,574,511        31,658,664
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................        7,120,780        90,775,890
                                                 ------------      ------------
Total issued ...............................       10,790,616       139,416,464
Automatic conversion of shares .............         (282,988)       (3,878,400)
Shares redeemed ............................       (5,244,876)      (85,952,904)
                                                 ------------      ------------
Net increase ...............................        5,262,752      $ 49,585,160
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended May 31, 2001                                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          244,288      $  2,787,561
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................           56,755           637,233
                                                 ------------      ------------
Total issued ...............................          301,043         3,424,794
Shares redeemed ............................         (214,388)       (2,428,787)
                                                 ------------      ------------
Net increase ...............................           86,655      $    996,007
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended November 30, 2000                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          166,345      $  2,731,197
Shares issued resulting from
reorganization .............................          272,412         3,332,647
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          264,259         3,331,747
                                                 ------------      ------------
Total issued ...............................          703,016         9,395,591
Shares redeemed ............................         (165,996)       (2,624,766)
                                                 ------------      ------------
Net increase ...............................          537,020      $  6,770,825
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended May 31, 2001                                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          140,141      $  1,598,363
Automatic conversion of shares .............        2,073,137        23,442,762
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          114,097         1,295,972
                                                 ------------      ------------
Total issued ...............................        2,327,375        26,337,097
Shares redeemed ............................         (421,742)       (4,833,142)
                                                 ------------      ------------
Net increase ...............................        1,905,633      $ 21,503,955
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended November 30, 2000                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................          158,485      $  2,601,201
Shares issued resulting from
reorganization .............................          242,109         2,993,746
Automatic conversion of shares .............          281,585         3,878,400
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          437,484         5,591,823
                                                 ------------      ------------
Total issued ...............................        1,119,663        15,065,170
Shares redeemed ............................         (332,884)       (5,399,120)
                                                 ------------      ------------
Net increase ...............................          786,779      $  9,666,050
                                                 ============      ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended May 31, 2001.

6. Security Loans:

At May 31, 2001, the Fund held collateral having an aggregated value of approximately $3,208,000 for portfolio securities loaned having a market value of approximately $2,970,000.

7. Capital Loss Carryforward

At November 30, 2000 the Fund had a net capital loss carryforward of approximately $165,000, of which $115,000 expires in 2007 and $50,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                    18 & 19

[LOGO] Merrill Lynch   Investment Managers

                       [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Utilities and
Telecommunications Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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